FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Jun. 30, 2023
FAIR VALUE MEASUREMENT
Schedule of fair value measurement hierarchy for financial instruments assets and liabilities carried at fair value

	Fair value hierarchy (unaudited)
As of June 30, 2023:	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Other current receivables - hedge instrument	$25	$—	$—	$25
Liabilities measured at fair value:
Other current liabilities - contingent payments for business combinations	—	—	(521)	(521)
Other current liabilities - hedge instruments	(74)	—	—	(74)
Other long-term liabilities - contingent payments for business combinations	—	—	(433)	(433)
Warrants liability	$(3,522)	$—	$—	$(3,522)

	Fair value hierarchy (audited)
As of December 31, 2022:	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Other current receivables - hedge instrument	$12	$—	$—	$12
Liabilities measured at fair value:
Other current liabilities - contingent payments for business combinations	—	—	(729)	(729)
Other current liabilities - hedge instruments	(66)	—	—	(66)
Other long-term liabilities - contingent payments for business combinations	$—	$—	$(1,377)	$(1,377)

Schedule of changes in level 3

The changes in Level 3 in the period of six months ended June 30, 2023 were as follows:

	Accrued
	expenses and	Other long-
	other payables	term liabilities	Total

Fair value as of December 31, 2022	$729	$1,377	$2,106
Change in fair value	(375)	(528)	(903)
Payment	(249)	—	(249)
Classification of current maturity	416	(416)	—

	$521	$433	$954